Stock-based Compensation (Tables)	3 Months Ended
Mar. 31, 2026
Share-Based Payment Arrangement [Abstract]
Summary of Stock Option Activity
The following is a summary of the Company’s stock options activity (as adjusted for the Exchange Ratio) during the three months ended March 31, 2026 (1):

	Number of Options	Weighted average exercise price (USD)	Weighted average remaining contractual term (years)	Aggregate intrinsic value (USD)
Balance as of December 31, 2025 (1)	49,486,556	$1.19	6.65	$290,074
Granted (1)	—	—
Exercised (1)	1,920,273	0.65
Expired and forfeited (1)	328,667	1.52
Balance as of March 31, 2026 (2)	47,237,616	$1.21	6.45	$304,683
Exercisable as of March 31, 2026	31,038,814	$0.09	7.57	$234,840
Unvested as of March 31, 2026	16,198,802	$3.02	4.64	$75,162
(1) Recast to reflect the Exchange Ratio established in the Reverse Recapitalization.
(2) Shares have been recast to reflect the Exchange Ratio established in the Reverse Recapitalization.
As of March 31, 2026 there were 3,261,109 options to purchase Xanadu Class A Multiple Voting Shares and 43,976,507 options to purchase Xanadu Class B Subordinate Voting shares issued and outstanding.
Summary of Stock-based Compensation Expense
The following table summarizes the stock-based compensation expense classified in the consolidated statements of operations and comprehensive loss for the three months ended March 31, 2026 and 2025:

	Three months ended March 31,
	2026	2025
Cost of revenue	$22	$10
Research and development	1,013	643
General and administrative	351	140
Sales and marketing	22	18
Total stock-based compensation expense	$1,408	$811